Subsequent events	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Subsequent events
Note 28 - Subsequent events
Management has evaluated events subsequent to December 31, 2022 and through April 14, 2023, the date of these Consolidated Financial Statements were authorized for issuance by the Board of Directors. The following events which occurred subsequent to December 31, 2022 merited disclosure in these Consolidated Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
On February 26, 2023, the Group entered into an amended and restated
12-
month
green trade revolving credit facility for an aggregate principal amount of EUR 350,000 with Standard Chartered Bank, Nordea Bank ABP, Citibank Europe PLC, and ING Belgium SA. The Group exercised its
12-month
extension option under the initial facility that was entered into with the same parties on February 28, 2022. Similar to the initial facility, the Group may request a potential accordion increase for an additional principal amount of EUR 250,000, subject to certain terms. This facility carries interest at the relevant interbank offered rate plus 2.3% per annum and has a repayment period of 90 days.
On February 27, 2023, the Group drew down $150,000 of the $800,000 aggregate principal available under its
18-month
credit facility with Volvo Cars that was secured on November 3, 2022. On March 29, 2023, the Group drew down an additional $150,000. Refer to Note 25 - Related party transactions for further details on the facility with Volvo Cars.
On March 16, 2023, the Group entered into a
12-month
working capital loan for $100,000 with China CITIC Bank Corporation Limited - Hangzhou Branch. This loan is unsecured, but includes a subsidiary guarantee from Polestar Shanghai and letters of keep well from Volvo Cars and Geely. Interest is incurred at a fixed rate of 7.35% per annum and due every 3 months. Principal repayment is due on March 15, 2024.

On March 22, 2023, 4,500,000
Class C-2
Shares were converted into 4,500,000
Class C-1
Shares following the election of beneficial holders of such
Class C-2
Shares to convert their securities. The conversion of the
Class C-2
Shares into
Class C-1
Shares was affected by means of a
re-designation
of the
Class C-2
Shares as
Class C-1
Shares. 4,500,000
Class C-2
Shares remain issued and outstanding as of the date of this annual report.
On April 3, 2023, the Group granted 1,607,582 awards under the 2022 Omnibus Incentive Plan, of which 1,202,569 are PSUs and 405,013 are RSUs. The awards are equity-settled with a three-year cliff vesting period. The vesting commencement date was January 1, 2023.